GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
Schedule of grants receivable and other current assets

	December 31, 2025	December 31, 2024
	$	$
Grants receivable	405	886
Deferred expenses	—	—
Other receivables	113	124
Grants receivable and other current assets	518	1,010